Summary Of Significant Accounting Policies (Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Amortization expense - capitalized software	$ 7.8	$ 7.7	$ 7.3
Amortization expenses - other definite-lived intangibles	$ 0.7	$ 0.4	$ 0.4